Quarterly Financial Information - Quarterly Financial Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2015 Store	Nov. 02, 2014 Store	Aug. 03, 2014 Store	May 04, 2014 Store	Feb. 02, 2014 Store	Nov. 03, 2013 Store	Aug. 04, 2013 Store	May 05, 2013 Store	Feb. 01, 2015 Store	Feb. 02, 2014 Store	Feb. 03, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 207,069	$ 163,474	$ 181,385	$ 194,823	$ 171,371	$ 142,330	$ 153,723	$ 168,155	$ 746,751	$ 635,579	$ 608,067
Income (loss) before provision (benefit) for income taxes	23,012	(6,814)	(20,923)	16,219	6,380	(12,910)	(794)	10,554	11,494	3,230	(3,920)
Net income (loss)	$ 14,660	$ (4,607)	$ (13,878)	$ 11,461	$ 4,877	$ (10,160)	$ (98)	$ 7,550
Net income (loss) per share of common stock:
Basic	$ 0.37	$ (0.13)	$ (0.42)	$ 0.35	$ 0.15	$ (0.31)		$ 0.23	$ 0.22	$ 0.07	$ 0.26
Diluted	$ 0.34	$ (0.13)	$ (0.42)	$ 0.34	$ 0.14	$ (0.31)		$ 0.22	$ 0.21	$ 0.06	$ 0.26
Denominator:
Basic	39,969,230	34,881,763	33,204,272	33,204,272	33,191,811	33,186,273	33,186,273	33,186,273	35,314,884	33,187,776	33,186,426
Diluted	43,341,818	34,881,763	33,204,272	34,136,340	34,034,149	33,186,273	33,186,273	33,916,570	37,126,048	34,030,115	33,747,535
Stores open at end of period	73	70	69	68	66	64	62	61	73	66